INVESTMENT AND OTHER REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Investment income	$518	$476	$177
Fee revenue	285	255	228
Dividend income	114	77	44
Interest income and other	88	56	45
Total investment and other revenue	$1,005	$864	$494